Summary Prospectus February 1, 2010

Loomis Sayles Disciplined Equity Fund

(formerly named Loomis Sayles Research Fund)

Ticker Symbol: Class A (LSRRX), Class B (LSCBX) and Class C (LSCCX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.funds.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks to provide long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Natixis Fund Complex. More information about these and other discounts is available from your financial professional and in the section “How Sales Charges are Calculated” on page 41 of the Statutory Prospectus and on page 107 in the section “Reduced Sales Charges” of the Statement of Additional Information (“SAI”).

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)[1]	5.75%		None		None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)		[1]	5.00%		1.00%
Redemption fees	None	*	None	*	None	*

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fees	0.50%	0.50%	0.50%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	1.03%	0.99%	1.01%
Total annual fund operating expenses	1.78%	2.49%	2.51%
Fee reduction and/or expense reimbursement[2]	0.53%	0.49%	0.51%
Total annual fund operating expenses after fee reduction and/or expense reimbursement	1.25%	2.00%	2.00%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A3	Class B3		Class C3
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$695	$703	$203	$303	$203
3 years	$1,054	$1,029	$729	$733	$733
5 years	$1,437	$1,482	$1,282	$1,290	$1,290
10 years**	$2,508	$2,614	$2,614	$2,808	$2,808

Natixis Equity Funds	1	Summary Prospectus

1	A reduced sales charge on Class A shares applies in some cases. See the section “How Sales Charges Are Calculated” within the section “Fund Services” in the Statutory Prospectus. A 1.00% contingent deferred sales charge (“CDSC”) applies with respect to certain purchases of Class A shares greater than $1,000,000 redeemed within 1 year after purchase, but not to any other purchases or redemptions of Class A shares.
2	Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.25%, 2.00% and 2.00% of the Fund’s average daily net assets for Class A, Class B and Class C shares, respectively. This undertaking is in effect through January 31, 2011 and will be reevaluated on an annual basis. This undertaking may be terminated before then only with the consent of the Fund’s Board of Trustees. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.
3	The example is based on the Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement for the 1-year period and the Total Annual Fund Operating Expenses for the remaining periods.
*	Transaction fees may be charged for expedited payments. See the section “Selling Shares” in the Statutory Prospectus.
**	Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (such as common and preferred stock) and investments convertible into equity securities (such as convertible bonds and warrants) or whose returns are derived from equity securities. The Fund generally focuses on securities of large capitalization companies, but may invest in companies of any size. Under normal market conditions, the Fund expects to hold approximately 35-45 individual equity investments, although it may hold less or more from time to time.

Loomis, Sayles & Company, L.P.’s (“Loomis Sayles” or the “Adviser”) industry research analysts, who are grouped in teams representing the sectors of the Standard & Poor’s 500 Index (the “S&P 500 Index”), use a research-driven, company-by-company approach to recommend to the Fund’s portfolio managers which securities to buy and sell. In addition to the research analysts’ sector-specific recommendations and other factors, the portfolio managers also employ quantitative analysis to evaluate the analysts’ recommendations and construct the Fund’s investment portfolio. The Fund’s sector weightings may differ from those of the S&P 500 Index. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.

The Fund may also invest any portion of its assets in equity securities of Canadian issuers, up to 20% of its assets in other foreign securities, including emerging market securities, invest in Rule 144A securities, other investment companies, including exchange-traded funds (“ETFs”), and other derivatives, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may engage in active and frequent trading of securities, engage in foreign currency transactions and options and futures transactions for hedging and investment purposes.

Principal Risks

The principal risks of investing in the Fund are summarized below. Please see “Additional Investment Risks” and “More About Risk” in the Statutory Prospectus for more information about the risks of investing in the Fund. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk: An issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Natixis Equity Funds	2	Summary Prospectus

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit risk, liquidity risk, correlation risk, the risk of difficulties in pricing and valuation and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Emerging Markets Risk: Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stock, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

The returns for Class B and Class C shares differ from the Class A returns shown in the bar chart to the extent their respective expenses differ. The chart does not reflect any sales charge that you may be required to pay when you buy or redeem the Fund’s shares. A sales charge will reduce your return.

Natixis Equity Funds	3	Summary Prospectus

Total Returns for Class A Shares†

The table below shows how average annual total returns for Class A, Class B and Class C shares of the Fund (before and after taxes for Class A) for the one-year, five-year and life-of-fund periods compare to those of the S&P 500 Index, an unmanaged index of U.S. common stock performance. The Fund’s total returns reflect, on a class-by-class basis, expenses and the maximum sales charge that you may be required to pay when you buy or redeem the Fund’s shares. Class B total returns do not reflect the automatic conversion of Class B shares to Class A shares after eight years.

Average Annual Total Returns†

(for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Life of Fund (7/31/00)
Loomis Sayles Disciplined Equity Fund Class A – Return Before Taxes	15.65%	0.40%	-1.30%
Return After Taxes on Distributions	15.59%	-0.72%	-1.92%
Return After Taxes on Distributions & Sales of Fund Shares	10.25%	0.20%	-1.19%
Class B – Returns Before Taxes	16.56%	0.48%	-1.49%
Class C – Returns Before Taxes	20.57%	0.78%	-1.53%
S&P 500 Index*	26.46%	0.42%	-0.80%

†	The returns shown in the bar chart and table for Class A shares for periods prior to September 15, 2003 reflect the results of Retail Class shares of the Fund, which were converted to Class A shares on September 12, 2003. The prior Retail Class performance has been restated to reflect the higher net expenses and sales loads of Class A shares. For periods prior to the inception of Retail Class shares (November 30, 2001), performance shown for Class A shares has been based on performance of the Fund’s Institutional Class shares, adjusted to reflect the higher net expenses and sales loads paid by Class A shares. For periods before the inception of Class B and Class C shares (September 12, 2003) performance shown for Class B and Class C shares has been based on prior Institutional Class performance, restated to reflect the net expenses and sales loads of the Fund’s Class B and Class C shares, respectively. The Fund (formerly, Loomis Sayles Research Fund) changed its name and revised its investment strategies on October 1, 2009. The Fund’s performance may have been different had the current investment strategies been in place for all the periods shown.
*	The returns for the index are calculated from August 1, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for only one class of the Fund. After-tax returns for the other classes of the Fund will vary. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Maureen G. Depp, CFA, Vice President and co-director of Equity Research of the Adviser, has served as co-portfolio manager of the Fund since 2005.

Brian S. James, CFA, Vice President and co-director of Equity Research of the Adviser, has served as co-portfolio manager of the Fund since 2005.

Natixis Equity Funds	4	Summary Prospectus

Purchase and Sale of Fund Shares

The following chart shows the investment minimums for various types of accounts:

Type of Account	Minimum Initial Purchase	Minimum Subsequent Purchase
Any account other than those listed below	$2,500	$100
For shareholders participating in Natixis Funds’ Investment Builder Program	$1,000	$50
For Traditional IRA, Roth IRA, Rollover IRA, SEP-IRA and Keogh plans using the Natixis Funds’ prototype document (direct accounts, not held through intermediary)	$1,000	$100
Coverdell Education Savings Accounts	$500	$100

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. Class B shares of the Fund are not currently offered for sale.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

UDE77-0210

Natixis Equity Funds	5	Summary Prospectus

Summary Prospectus February 1, 2010

Loomis Sayles Disciplined Equity Fund

(formerly named Loomis Sayles Research Fund)

Ticker Symbol: Class Y (LISRX)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.funds.natixis.com/funddocuments. You can also get this information at no cost by calling 800-225-5478 or by sending an e-mail request to NatixisFunds@ga.natixis.com. The Fund’s Prospectus and Statement of Additional Information (“SAI”), each dated February 1, 2010 are incorporated by reference into this Summary Prospectus.

Investment Goal

The Fund seeks to provide long-term growth of capital.

Fund Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Redemption fees	None	*

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class Y
Management fees	0.50%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.88%
Total annual fund operating expenses	1.38%
Fee reduction and/or expense reimbursement[1]	0.38%[2]
Total annual fund operating expenses after fee reduction and/or expense reimbursement	1.00%[2]

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y3
1 year	$102
3 years	$400
5 years	$719
10 years	$1,624

Natixis Equity Funds	1	Summary Prospectus

1	Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, exclusive of expenses estimated to be indirectly borne by the Fund through investments in certain pooled investment vehicles, brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, such as litigation and indemnification expenses, to 1.00% of the Fund’s average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2011 and will be reevaluated on an annual basis. This undertaking may be terminated before then only with the consent of the Fund’s Board of Trustees. Loomis Sayles will be permitted to recover, on a class-by-class basis, expenses it has borne through the undertakings described above to the extent that a Fund’s expenses in later periods fall below the annual rates set forth in the relevant undertaking. A Fund will not be obligated to pay any such deferred fees and expenses more than one year after the end of the fiscal year in which the fee and expense was deferred.
2	Fee Reduction and/or Expense Reimbursement and Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement have been restated to reflect current expense cap arrangements.
3	The example is based on the Total Annual Fund Operating Expenses after Fee Reduction and/or Expense Reimbursement for the 1-year period and the Total Annual Fund Operating Expenses for the remaining periods.
*	Transaction fees may be charged for expedited payments. See the section “Selling Shares” in the Statutory Prospectus.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During its most recently ended fiscal year, the Fund’s portfolio turnover rate was 180% of the average value of its portfolio.

Investments, Risks and Performance

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities (such as common and preferred stock) and investments convertible into equity securities (such as convertible bonds and warrants) or whose returns are derived from equity securities. The Fund generally focuses on securities of large capitalization companies, but may invest in companies of any size. Under normal market conditions, the Fund expects to hold approximately 35-45 individual equity investments, although it may hold less or more from time to time.

Loomis, Sayles & Company, L.P.’s (“Loomis Sayles” or the “Adviser”) industry research analysts, who are grouped in teams representing the sectors of the Standard & Poor’s 500 Index (the “S&P 500 Index”), use a research-driven, company-by-company approach to recommend to the Fund’s portfolio managers which securities to buy and sell. In addition to the research analysts’ sector-specific recommendations and other factors, the portfolio managers also employ quantitative analysis to evaluate the analysts’ recommendations and construct the Fund’s investment portfolio. The Fund’s sector weightings may differ from those of the S&P 500 Index. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.

The Fund may also invest any portion of its assets in equity securities of Canadian issuers, up to 20% of its assets in other foreign securities, including emerging market securities, invest in Rule 144A securities, other investment companies, including exchange-traded funds (“ETFs”), and other derivatives, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may engage in active and frequent trading of securities, engage in foreign currency transactions and options and futures transactions for hedging and investment purposes.

Principal Risks

The principal risks of investing in the Fund are summarized below. Please see “Additional Investment Risks” and “More About Risk” in the Statutory Prospectus for more information about the risks of investing in the Fund. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk: An issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Lower-quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment.

Derivatives Risk: Derivatives are subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives may give rise to leverage risk and can have a significant impact on the Fund’s exposure to securities markets values, interest rates or currency exchange rates. Investments in derivatives are also subject to credit risk, liquidity risk, correlation risk, the risk of difficulties in pricing and valuation and the risk that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. Although the Fund’s adviser monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience financial difficulties, possibly resulting in losses to the Fund.

Natixis Equity Funds	2	Summary Prospectus

Emerging Markets Risk: Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk: The value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Rule 144A securities may be less liquid than other equity securities. Equity securities may include common stock, preferred stocks, warrants, securities convertible into common and preferred stocks and other equity-like interests in an entity. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Foreign Securities Risk: The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of the other investment companies in which it invests in addition to its own expenses.

Issuer Risk: The value of the Fund’s investments may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Management Risk: A strategy used by the Fund’s portfolio managers may fail to produce the intended result.

Market Risk: The market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer’s financial condition, as well as overall market and economic conditions.

Risk/Return Bar Chart and Table

The bar chart and table shown below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one-year, five-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.funds.natixis.com and/or by calling the Fund toll-free at 800-225-5478.

Total Returns for Class Y Shares†

Natixis Equity Funds	3	Summary Prospectus

The table below shows how average annual total returns for Class Y shares of the Fund (before and after taxes) for the one-year, five-year and life-of-fund periods compare to those of the S&P 500 Index, an unmanaged index of U.S. common stock performance. The Fund’s total returns reflect expenses of the Fund’s Class Y shares.

Average Annual Total Returns†

(for the periods ended December 31, 2009)	Past 1 Year	Past 5 Years	Life of Fund (7/31/00)
Loomis Sayles Disciplined Equity Fund Class Y – Return Before Taxes	22.83%	1.93%	-0.36%
Return After Taxes on Distributions	22.71%	0.73%	-1.04%
Return After Taxes on Distributions & Sales of Fund Shares	14.99%	1.47%	-0.43%
S&P 500 Index*	26.46%	0.42%	-0.80%

†	The returns shown in the bar chart and table for periods prior to September 15, 2003 reflect the results of Institutional Class shares of the Fund, which were redesignated as Class Y shares on September 12, 2003. The prior Institutional Class performance has been restated to reflect the net expenses of Class Y shares. The Fund (formerly, Loomis Sayles Research Fund) changed its name and revised its investment strategies on October 1, 2009. The Fund’s performance may have been different had the current investment strategies been in place for all the periods shown.
*	The returns for the index are calculated from August 1, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.

Management

Investment Adviser

Loomis, Sayles & Company, L.P.

Portfolio Managers

Maureen G. Depp, CFA, Vice President and co-director of Equity Research of the Adviser, has served as co-portfolio manager of the Fund since 2005.

Brian S. James, CFA, Vice President and co-director of Equity Research of the Adviser, has served as co-portfolio manager of the Fund since 2005.

Purchase and Sale of Fund Shares

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

•	Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

•

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Such wrap fee programs may be subject to additional or different conditions, including a wrap account fee. Each broker-dealer is responsible for transmitting to its customer a schedule of fees and other information regarding any such conditions.

•	Retirement Plans such as 401(a), 401(k) or 457 plans.

•	Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund as set forth above.

•	Registered Investment Advisers investing on behalf of clients in exchange for an advisory, management or consulting fee.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above. Please consult your financial representative for more information.

At the discretion of Natixis Asset Management Advisors, L.P. (“Natixis Advisors”), clients of Natixis Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

Natixis Equity Funds	4	Summary Prospectus

Additionally, the following accounts may purchase Class Y shares with no initial or subsequent investment minimum:

•	Insurance Company Accounts of New England Financial, Metropolitan Life Insurance Company (“MetLife”) or their affiliates.

•	Deferred Compensation Plan Accounts of New England Life Insurance Company (“NELICO”), MetLife or their affiliates (“Deferred Compensation Accounts”).

•	Separate Accounts of New England Financial, MetLife or their affiliates.

The Fund’s shares are available for sale through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire or through the Automated Clearing House system. The Fund’s shares are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Funds at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, through the Automated Clearing House system, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gain. Distributions are taxable whether you receive them in cash or in additional shares. Distributions by the Fund to retirement plans and other investors that qualify for tax-exempt treatment under U.S. federal income tax law generally will not be taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

YUDE77-0210

Natixis Equity Funds	5	Summary Prospectus